Capital World Growth and Income Fund®
Investment portfolio
August 31, 2023
unaudited

Common stocks 95.54% Information technology 19.69%	Shares	Value (000)
Broadcom, Inc.	4,502,364	$4,155,187
Microsoft Corp.	12,096,106	3,964,620
Taiwan Semiconductor Manufacturing Company, Ltd.	137,323,045	2,367,304
ASML Holding NV	2,655,168	1,750,224
Apple, Inc.	8,128,030	1,527,013
Tokyo Electron, Ltd.	6,448,600	956,243
NVIDIA Corp.	1,305,847	644,501
Capgemini SE	3,336,420	623,536
Accenture PLC, Class A	1,904,897	616,749
EPAM Systems, Inc.[1]	2,346,358	607,683
Texas Instruments, Inc.	2,697,188	453,289
Salesforce, Inc.[1]	1,811,473	401,169
Oracle Corp.	2,695,949	324,565
TE Connectivity, Ltd.	2,150,017	284,641
Applied Materials, Inc.	1,829,669	279,500
Shopify, Inc., Class A, subordinate voting shares[1]	4,113,571	273,511
Logitech International SA	3,851,394	267,093
Intel Corp.	6,983,434	245,398
Delta Electronics, Inc.	19,571,320	212,635
Adobe, Inc.[1]	335,960	187,916
MediaTek, Inc.	7,808,800	172,867
Synopsys, Inc.[1]	358,128	164,341
Keyence Corp.	392,000	163,056
OBIC Co., Ltd.	898,800	156,477
Micron Technology, Inc.	2,041,670	142,794
Disco Corp.	656,422	129,687
Marvell Technology, Inc.	1,998,480	116,412
GlobalWafers Co., Ltd.	7,996,000	115,245
Cognizant Technology Solutions Corp., Class A	1,498,860	107,333
Seagate Technology Holdings PLC	1,515,757	107,300
Arista Networks, Inc.[1]	499,620	97,541
Samsung Electronics Co., Ltd.	1,751,000	88,626
Advantech Co., Ltd.	8,085,118	87,334
Infosys, Ltd.	4,402,504	76,336
Fujitsu, Ltd.	509,724	63,779
Wolfspeed, Inc.[1]	768,416	36,746
Stripe, Inc., Class B1,2,3	192,531	4,086
		21,972,737
Health care 15.22%
UnitedHealth Group, Inc.	4,355,824	2,075,899
Eli Lilly and Company	3,393,464	1,880,658
Abbott Laboratories	15,196,115	1,563,680
Novo Nordisk AS, Class B	5,904,550	1,094,469
AstraZeneca PLC	7,436,265	1,004,388
Thermo Fisher Scientific, Inc.	1,449,770	807,667
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Gilead Sciences, Inc.	10,000,425	$764,832
Vertex Pharmaceuticals, Inc.[1]	2,111,695	735,588
Takeda Pharmaceutical Company, Ltd.	22,178,600	687,179
Daiichi Sankyo Company, Ltd.	20,314,300	600,235
Sanofi	4,992,426	533,991
Stryker Corp.	1,689,998	479,199
GE HealthCare Technologies, Inc.	6,787,292	478,165
Pfizer, Inc.	12,249,135	433,374
Novartis AG	3,902,474	394,555
Molina Healthcare, Inc.[1]	1,258,818	390,385
Siemens Healthineers AG	6,225,968	312,240
Bayer AG	5,354,899	293,465
Insulet Corp.[1]	1,222,616	234,388
Catalent, Inc.[1]	4,552,430	227,485
Centene Corp.[1]	2,846,396	175,480
Amgen, Inc.	640,427	164,167
Medtronic PLC	2,000,939	163,076
AbbVie, Inc.	1,039,193	152,720
EssilorLuxottica SA	737,264	139,025
Intuitive Surgical, Inc.[1]	422,273	132,036
Zoetis, Inc., Class A	676,013	128,787
DexCom, Inc.[1]	1,136,727	114,787
The Cigna Group	387,699	107,106
Rede D’Or Sao Luiz SA	18,030,698	104,353
CVS Health Corp.	1,568,734	102,234
Lonza Group AG	159,579	88,321
Penumbra, Inc.[1]	315,972	83,574
Eurofins Scientific SE, non-registered shares	1,249,050	76,984
Cooper Companies, Inc.	204,345	75,606
Regeneron Pharmaceuticals, Inc.[1]	82,267	67,993
Coloplast AS, Class B1	510,640	58,337
agilon health, Inc.[1,4]	3,179,581	56,342
		16,982,770
Industrials 13.88%
Airbus SE, non-registered shares	9,632,955	1,414,111
General Electric Co.	9,728,106	1,113,479
Carrier Global Corp.	17,442,719	1,002,084
Safran SA	4,635,541	745,437
Recruit Holdings Co., Ltd.	20,148,353	722,873
BAE Systems PLC	54,031,212	689,601
Boeing Company[1]	2,843,180	636,958
Melrose Industries PLC[5]	91,981,504	597,293
Deere & Company	1,290,441	530,294
Caterpillar, Inc.	1,870,756	525,926
Siemens AG	3,378,752	508,822
RTX Corp.	5,754,839	495,146
TransDigm Group, Inc.[1]	502,151	453,869
Mitsui & Co., Ltd.	10,910,700	407,347
Bureau Veritas SA	15,040,757	403,496
Lockheed Martin Corp.	702,911	315,150
CSX Corp.	9,361,870	282,728
Ryanair Holdings PLC (ADR)[1]	2,449,262	243,089
Thales SA	1,653,339	241,669
DHL Group	4,807,135	224,586
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Compagnie de Saint-Gobain SA, non-registered shares	3,202,875	$208,938
Johnson Controls International PLC	3,487,975	206,000
Daikin Industries, Ltd.	1,157,200	200,628
Legrand SA	2,025,563	200,094
Brenntag SE	2,240,942	181,616
LIXIL Corp.	14,323,200	179,612
International Consolidated Airlines Group SA (CDI)[1]	80,539,738	165,285
Ceridian HCM Holding, Inc.[1]	2,253,813	163,447
L3Harris Technologies, Inc.	896,865	159,723
ASSA ABLOY AB, Class B	6,682,317	150,693
Canadian Pacific Kansas City, Ltd.	1,729,484	137,286
Schneider Electric SE	775,226	133,305
The Weir Group PLC	5,616,848	130,532
Techtronic Industries Co., Ltd.	12,804,000	126,532
Astra International Tbk PT	291,484,845	123,446
ITOCHU Corp.[4]	3,101,500	116,646
MTU Aero Engines AG	488,876	114,398
Rentokil Initial PLC	13,922,210	106,137
RELX PLC	3,213,351	104,942
Vinci SA	910,624	101,666
Northrop Grumman Corp.	224,829	97,371
Waste Connections, Inc.	683,980	93,698
Fortive Corp.	1,146,502	90,402
Larsen & Toubro, Ltd.	2,583,693	84,349
Adecco Group AG	1,921,608	82,947
Bunzl PLC	2,261,002	81,058
SMC Corp.	164,300	79,725
AB Volvo, Class B	3,668,097	74,109
Nidec Corp.	1,254,000	65,779
SS&C Technologies Holdings, Inc.	1,137,179	65,297
Atlas Copco AB, Class B	5,152,097	59,457
SECOM Co., Ltd.	454,800	31,868
Kingspan Group PLC	160,190	13,563
		15,484,507
Financials 10.06%
Zurich Insurance Group AG	1,983,024	931,630
AIA Group, Ltd.	76,072,627	690,657
Kotak Mahindra Bank, Ltd.	31,970,372	679,194
HDFC Bank, Ltd.	29,587,708	561,635
HDFC Bank, Ltd. (ADR)	847,894	52,832
ING Groep NV	43,082,494	611,986
B3 SA - Brasil, Bolsa, Balcao	178,529,675	466,148
Ping An Insurance (Group) Company of China, Ltd., Class H	62,560,500	374,532
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	9,818
JPMorgan Chase & Co.	2,615,476	382,723
Mastercard, Inc., Class A	900,296	371,498
Blackstone, Inc.	3,173,511	337,566
HDFC Life Insurance Co., Ltd.	40,382,630	314,505
Aon PLC, Class A	879,531	293,227
Chubb, Ltd.	1,362,056	273,596
CME Group, Inc., Class A	1,102,462	223,447
DNB Bank ASA	11,190,600	221,671
Discover Financial Services	2,422,175	218,165
Fairfax Financial Holdings, Ltd., subordinate voting shares	239,118	197,189
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
S&P Global, Inc.	498,766	$194,948
AXA SA	6,166,916	185,734
Postal Savings Bank of China Co., Ltd., Class H	368,782,000	181,984
KKR & Co., Inc.	2,798,775	175,791
Great-West Lifeco, Inc.[4]	5,980,351	171,860
Ares Management Corp., Class A	1,654,155	171,106
Apollo Asset Management, Inc.	1,826,817	159,554
The Toronto-Dominion Bank (CAD denominated)[4]	2,490,505	151,915
China Merchants Bank Co., Ltd., Class A	24,097,517	104,287
China Merchants Bank Co., Ltd., Class H	11,812,306	46,693
Citigroup, Inc.	3,621,983	149,552
DBS Group Holdings, Ltd.	5,995,400	147,728
Israel Discount Bank, Ltd., Class A	28,963,913	145,084
Banco Santander, SA	36,472,974	142,457
BNP Paribas SA	2,145,823	138,935
Arthur J. Gallagher & Co.	559,574	128,971
FinecoBank SpA	9,145,763	125,552
Blue Owl Capital, Inc., Class A	10,330,013	123,444
Wells Fargo & Company	2,823,852	116,597
Morgan Stanley	1,343,727	114,418
MSCI, Inc.	207,442	112,770
National Bank of Canada	1,557,005	108,513
KBC Groep NV	1,603,579	105,304
Worldline SA, non-registered shares[1]	2,925,580	95,424
American International Group, Inc.	1,573,803	92,099
Power Corporation of Canada, subordinate voting shares	3,320,000	90,666
Marsh & McLennan Companies, Inc.	428,046	83,465
East Money Information Co., Ltd., Class A	34,219,269	74,492
Axis Bank, Ltd.	6,329,326	74,428
Macquarie Group, Ltd.	636,893	73,262
Bajaj Finance, Ltd.	752,949	65,148
Aegon NV4	11,395,199	58,569
Brookfield Asset Management, Ltd., Class A (CAD denominated)[4]	1,453,894	50,239
Goldman Sachs Group, Inc.	94,328	30,912
Jio Financial Services, Ltd.[1]	8,496,000	23,963
Lufax Holding, Ltd. (ADR)	1,718,439	2,079
Sberbank of Russia PJSC[2]	182,070,644	— [6]
		11,229,962
Consumer discretionary 9.66%
LVMH Moët Hennessy-Louis Vuitton SE	2,112,131	1,791,464
Home Depot, Inc.	4,213,647	1,391,768
Amazon.com, Inc.[1]	7,355,973	1,015,198
Booking Holdings, Inc.[1]	212,675	660,362
Flutter Entertainment PLC[1]	2,681,532	488,206
Restaurant Brands International, Inc.	3,774,307	262,126
Restaurant Brands International, Inc. (CAD denominated)	2,528,077	175,592
Industria de Diseño Textil, SA	10,798,346	414,037
General Motors Company	11,645,097	390,227
Cie. Financière Richemont SA, Class A	2,393,021	340,254
Marriott International, Inc., Class A	1,654,741	336,756
Chipotle Mexican Grill, Inc.[1]	158,256	304,902
NEXT PLC	2,571,841	227,670
Trip.com Group, Ltd. (ADR)[1]	5,428,831	213,407
Tesla, Inc.[1]	788,334	203,453
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Evolution AB	1,676,289	$181,615
Sands China, Ltd.[1]	50,880,800	172,255
InterContinental Hotels Group PLC	2,249,896	169,699
Shimano, Inc.[4]	1,145,700	168,514
YUM! Brands, Inc.	1,231,064	159,275
Moncler SpA	2,268,421	154,080
Stellantis NV	8,184,475	152,168
MercadoLibre, Inc.[1]	98,685	135,431
Rivian Automotive, Inc., Class A1,4	5,678,978	129,083
Darden Restaurants, Inc.	822,180	127,857
Pan Pacific International Holdings Corp.	5,575,900	111,311
Starbucks Corp.	1,073,349	104,587
Dowlais Group PLC[1,5]	72,361,040	104,134
Royal Caribbean Cruises, Ltd.[1]	992,245	98,173
Sony Group Corp.	1,114,467	93,029
NIKE, Inc., Class B	808,385	82,221
Kindred Group PLC (SDR)	7,709,109	76,538
Midea Group Co., Ltd., Class A	8,786,807	68,111
Aristocrat Leisure, Ltd.	2,276,568	60,332
B&M European Value Retail SA	8,168,127	59,767
Wynn Macau, Ltd.[1,4]	50,916,000	49,667
Lowe’s Companies, Inc.	180,688	41,645
Li Ning Co., Ltd.	8,634,000	40,790
Lennar Corp., Class A	148,388	17,672
Hermès International	6,120	12,614
		10,785,990
Consumer staples 6.87%
Philip Morris International, Inc.	17,910,960	1,720,527
Nestlé SA	6,455,368	777,553
Ocado Group PLC[1,5]	52,906,061	584,158
Kroger Co.	10,181,256	472,308
Seven & i Holdings Co., Ltd.[4]	10,837,903	445,524
British American Tobacco PLC	13,362,065	443,912
Imperial Brands PLC	19,409,139	439,993
Bunge, Ltd.	3,076,309	351,684
Ajinomoto Co., Inc.[4]	8,153,290	345,924
Kweichow Moutai Co., Ltd., Class A	1,271,631	322,173
Danone SA	4,103,147	239,503
Constellation Brands, Inc., Class A	894,599	233,097
Keurig Dr Pepper, Inc.	6,550,802	220,434
Dollar Tree Stores, Inc.[1]	1,645,548	201,349
Arca Continental, SAB de CV	18,329,545	178,453
Treasury Wine Estates, Ltd.	22,765,713	172,145
ITC, Ltd.	30,783,792	163,501
Kao Corp.	3,313,800	128,434
Wilmar International, Ltd.	25,468,300	71,235
Essity Aktiebolag, Class B	2,371,965	55,397
Altria Group, Inc.	679,484	30,047
Costco Wholesale Corp.	49,962	27,443
L’Oréal SA, non-registered shares	57,956	25,502
Pernod Ricard SA	92,725	18,219
		7,668,515
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials 6.33%	Shares	Value (000)
Vale SA, ordinary nominative shares	73,045,921	$959,972
Vale SA (ADR), ordinary nominative shares	44,642,547	587,942
Fortescue Metals Group, Ltd.	78,078,308	1,084,161
Glencore PLC	132,534,493	707,592
Linde PLC	1,259,381	487,431
Air Liquide SA, non-registered shares	1,918,282	347,083
Air Liquide SA, bonus shares	592,600	107,222
Freeport-McMoRan, Inc.	10,821,553	431,888
Rio Tinto PLC	6,755,480	416,981
First Quantum Minerals, Ltd.	13,246,928	355,879
Albemarle Corp.	1,272,481	252,855
BHP Group, Ltd. (CDI)	6,873,142	197,995
Evonik Industries AG	9,059,442	173,927
Air Products and Chemicals, Inc.	533,083	157,521
Shin-Etsu Chemical Co., Ltd.	4,698,795	150,463
Heidelberg Materials AG, non-registered shares	1,803,328	145,250
Akzo Nobel NV	1,520,482	123,721
Barrick Gold Corp. (CAD denominated)[4]	7,282,211	118,029
Celanese Corp.	930,000	117,515
Dow, Inc.	1,327,163	72,410
Corteva, Inc.	1,373,841	69,393
		7,065,230
Energy 5.77%
Canadian Natural Resources, Ltd. (CAD denominated)	24,657,982	1,595,323
EOG Resources, Inc.	4,767,252	613,164
Cenovus Energy, Inc. (CAD denominated)	28,149,299	561,236
TotalEnergies SE	7,479,363	470,962
Cameco Corp. (CAD denominated)	8,762,835	324,261
Cameco Corp.	2,674,466	98,955
Baker Hughes Co., Class A	10,461,925	378,617
Tourmaline Oil Corp.	7,325,138	375,636
BP PLC	55,259,742	341,265
TC Energy Corp. (CAD denominated)	8,909,567	321,778
Shell PLC (GBP denominated)	8,870,852	270,994
Shell PLC (ADR)	14,347	891
Shell PLC (EUR denominated)	15,427	478
ConocoPhillips	2,108,122	250,930
Reliance Industries, Ltd.	8,146,927	236,871
Woodside Energy Group, Ltd.	7,070,713	169,606
Woodside Energy Group, Ltd. (CDI)	1,241,984	29,469
Suncor Energy, Inc.[4]	4,727,577	160,140
Schlumberger NV	2,540,867	149,809
Aker BP ASA	3,439,723	93,372
Gazprom PJSC[2]	129,104,684	— [6]
		6,443,757
Communication services 5.54%
Alphabet, Inc., Class C1	9,654,475	1,326,042
Alphabet, Inc., Class A1	5,328,501	725,582
Netflix, Inc.[1]	1,669,166	723,884
Publicis Groupe SA	6,166,709	481,856
Meta Platforms, Inc., Class A1	1,549,712	458,544
NetEase, Inc.	20,365,875	425,374
Comcast Corp., Class A	8,911,677	416,710
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Bharti Airtel, Ltd.	30,771,278	$318,320
Bharti Airtel, Ltd., interim shares	744,245	4,247
Universal Music Group NV	8,080,627	200,568
Take-Two Interactive Software, Inc.[1]	1,403,694	199,605
Deutsche Telekom AG	9,268,950	198,423
SoftBank Corp.	15,623,057	179,322
Singapore Telecommunications, Ltd.	89,897,300	158,316
Omnicom Group, Inc.	1,299,506	105,273
Sea, Ltd., Class A (ADR)[1]	2,509,600	94,436
Nippon Telegraph and Telephone Corp.	73,646,500	85,190
Tencent Holdings, Ltd.	1,793,100	74,309
Yandex NV, Class A1	450,000	6,570
		6,182,571
Utilities 1.98%
E.ON SE	25,123,173	310,017
DTE Energy Company	2,747,708	284,058
Engie SA	15,615,836	252,133
PG&E Corp.[1]	14,880,338	242,549
Constellation Energy Corp.	2,035,231	211,990
Edison International	3,049,460	209,955
Iberdrola, SA, non-registered shares	15,057,276	178,948
China Resources Gas Group, Ltd.	54,193,775	152,374
Power Grid Corporation of India, Ltd.	40,627,628	120,014
NextEra Energy, Inc.	1,182,660	79,002
ENN Energy Holdings, Ltd.	8,246,700	64,671
Public Service Enterprise Group, Inc.	837,963	51,183
AES Corp.	2,669,362	47,862
		2,204,756
Real estate 0.54%
Crown Castle, Inc. REIT	2,334,892	234,657
Longfor Group Holdings, Ltd.	51,568,473	108,630
American Tower Corp. REIT	549,181	99,577
China Resources Mixc Lifestyle Services, Ltd.	16,545,635	71,416
Iron Mountain, Inc. REIT	1,018,225	64,698
Sun Hung Kai Properties, Ltd.	2,351,211	26,473
		605,451
Total common stocks (cost: $71,844,693,000)		106,626,246
Preferred securities 0.09% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	531,350	58,683
Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,840,783	36,462
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	1,758
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Preferred securities (continued) Financials 0.00%	Shares	Value (000)
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	315,227	$694
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	116,280	267
		961
Total preferred securities (cost: $94,089,000)		97,864
Bonds, notes & other debt instruments 0.50% Bonds & notes of governments & government agencies outside the U.S. 0.29%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL1,409,000	266,897
United Mexican States, Series M, 8.00% 12/7/2023	MXN1,013,000	59,031
		325,928
Corporate bonds, notes & loans 0.21% Health care 0.13%
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD85,907	85,454
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	59,700	54,036
		139,490
Consumer discretionary 0.05%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[7]	12,906	13,642
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	22,275	20,901
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	8,725	9,126
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]	7,252	7,736
		51,405
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[8]	42,024	27,534
Energy 0.01%
ONEOK, Inc. 2.20% 9/15/2025	2,141	1,994
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8,9]	13,895	12,848
		14,842
Total corporate bonds, notes & loans		233,271
Total bonds, notes & other debt instruments (cost: $543,991,000)		559,199
Short-term securities 3.95% Money market investments 3.45%	Shares
Capital Group Central Cash Fund 5.39%[5,10]	38,539,644	3,853,965
Money market investments purchased with collateral from securities on loan 0.50%
Capital Group Central Cash Fund 5.39%[5,10,11]	1,523,908	152,391
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.25%[10,11]	64,627,439	64,627
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.23%[10,11]	61,000,000	61,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.25%[10,11]	61,000,000	61,000
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[10,11]	55,500,000	55,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[10,11]	55,500,000	55,500
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%[10,11]	44,400,000	$44,400
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.27%[10,11]	33,300,000	33,300
Fidelity Investments Money Market Government Portfolio, Class I 5.21%[10,11]	27,700,000	27,700
		555,418
Total short-term securities (cost: $4,409,004,000)		4,409,383
Total investment securities 100.08% (cost: $76,891,777,000)		111,692,692
Other assets less liabilities (0.08)%		(94,803)
Net assets 100.00%		$111,597,889
Investments in affiliates5

	Value of affiliates at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 8/31/2023 (000)	Dividend income (000)
Common stocks 1.15%
Industrials 0.54%
Melrose Industries PLC	$232,097	$262,552	$133,646	$216	$236,074	$597,293	$3,419
LIXIL Corp.[12]	267,845	—	36,588	(46,053)	(5,592)	—	5,834
						597,293
Consumer discretionary 0.09%
Dowlais Group PLC[1]	—	147,548	15,298	(8,288)	(19,828)	104,134	—
Consumer staples 0.52%
Ocado Group PLC[1]	401,720	—	441	311	182,568	584,158	—
Total common stocks						1,285,585
Short-term securities 3.59%
Money market investments 3.45%
Capital Group Central Cash Fund 5.39%[10]	907,402	11,489,021	8,542,483	(213)	238	3,853,965	144,809
Money market investments purchased with collateral from securities on loan 0.14%
Capital Group Central Cash Fund 5.39%[10,11]	99,481	52,910 [13]				152,391	— [14]
Total short-term securities						4,006,356
Total 4.74%				$(54,027)	$393,460	$5,291,941	$154,062
Restricted securities3

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$4,086	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	1,758	.00 [15]
Total		$11,051	$5,844	.01%

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unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,844,000, which represented .01% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $752,997,000, which represented .67% of the net assets of the fund.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,405,000, which represented .05% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Rate represents the seven-day yield at 8/31/2023.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 8/31/2023. Refer to the investment portfolio for the security value at 8/31/2023.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
[15]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
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unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
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unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$21,968,651	$—	$4,086	$21,972,737
Health care	16,924,433	58,337	—	16,982,770
Industrials	15,484,507	—	—	15,484,507
Financials	11,229,962	—	— *	11,229,962
Consumer discretionary	10,785,990	—	—	10,785,990
Consumer staples	7,668,515	—	—	7,668,515
Materials	6,958,008	107,222	—	7,065,230
Energy	6,443,757	—	— *	6,443,757
Communication services	6,176,001	6,570	—	6,182,571
Utilities	2,168,864	35,892	—	2,204,756
Real estate	605,451	—	—	605,451
Preferred securities	96,106	—	1,758	97,864
Bonds, notes & other debt instruments	—	559,199	—	559,199
Short-term securities	4,409,383	—	—	4,409,383
Total	$110,919,628	$767,220	$5,844	$111,692,692
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-033-1023O-S96427
Capital World Growth and Income Fund — Page 12 of 12